CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Total	Share capital [Member]		Additional paid-in capital [Member]		Accumulated deficit [Member]
Balance at Dec. 31, 2012	$ 30,900	$ 1,379		$ 125,023		$ (95,502)
Balance, shares at Dec. 31, 2012		9,096,547
Issuance of shares, first issuance	2,500	$ 103		2,397
Issuance of shares, first issuance, shares		628,245
Issuance of shares, second issuance	364	$ 16		348
Issuance of shares, second issuance, shares		94,015
Issuance of shares, third issuance	10		[1]	10
Issuance of shares, third issuance, shares		2,950
Issuance of shares, fourth issuance	766	$ 41		725
Issuance of shares, fourth issuance, shares		240,935
Issuance of shares, fifth issuance	1,094	$ 57		1,037
Issuance of shares, fifth issuance, shares		331,738
RSU's conversion		$ 13		(13)
RSU's conversion, shares		75,000
Employee options exercised	3		[1]	3
Employee options exercised, shares		800
Share-based compensation relating to options and RSUs issued to employees and directors	893			893
Net loss	(12,897)					(12,897)
Balance at Dec. 31, 2013	23,633	$ 1,609		130,423		(108,399)
Balance, shares at Dec. 31, 2013		10,470,230
Issuance of shares, first issuance	921	$ 45		876
Issuance of shares, first issuance, shares		261,654
Issuance of shares, second issuance	293	$ 10		283
Issuance of shares, second issuance, shares		59,241
Issuance of shares, third issuance	258	$ 11		247
Issuance of shares, third issuance, shares		66,387
Issuance of shares, fourth issuance	1,484	$ 62		1,422
Issuance of shares, fourth issuance, shares		361,967
Issuance of shares, fifth issuance	1,543	$ 62		1,481
Issuance of shares, fifth issuance, shares		351,656
Issuance of shares, sixth issuance	179	$ 8		171
Issuance of shares, sixth issuance, shares		48,452
Issuance of shares, seventh issuance	314	$ 14		300
Issuance of shares, seventh issuance, shares		84,850
RSU's conversion		$ 7		(7)
RSU's conversion, shares		43,000
Exercise of warrants		$ 1		(1)
Exercise of warrants, shares		8,946
Employee options exercised			[1]		[1]
Employee options exercised, shares		37
Issuance of shares to a former employee	23	$ 1		22
Issuance of shares to a former employee, shares		6,000
Share-based compensation relating to options and RSUs issued to employees and directors	943			943
Net loss	(14,526)					(14,526)
Balance at Dec. 31, 2014	$ 15,065	$ 1,830		136,160		(122,925)
Balance, shares at Dec. 31, 2014	11,762,420	11,762,420
Issuance of shares, first issuance	$ 9,338	$ 344		8,994
Issuance of shares, first issuance, shares		2,204,764
Issuance of shares, fifth issuance	589	$ 29		560
Issuance of shares, fifth issuance, shares		185,477
Issuance of shares, sixth issuance	101	$ 6		95
Issuance of shares, sixth issuance, shares		34,117
RSU's conversion		$ 7		(7)
RSU's conversion, shares		42,250
Employee options exercised, shares
Issuance of shares related to acquisition (Note 1)	$ 1,950	$ 94		1,856
Issuance of shares related to acquisition (Note 1), shares	500,000	620,000
Issuance of shares and exercise of warrants B related to the October 2015 placement, net of issuance expenses	$ 2,634	$ 884		1,750
Issuance of shares and exercise of warrants B related to the October 2015 placement, net of issuance expenses, shares		5,666,508
Reclassification of Warrants A and B to shareholders' equity	6,272			6,272
Share-based compensation relating to options and RSUs issued to employees and directors	1,016			1,016
Net loss	(17,345)					(17,345)
Balance at Dec. 31, 2015	$ 19,620	$ 3,194		$ 156,696		$ (140,270)
Balance, shares at Dec. 31, 2015	20,515,536	20,515,536

[1]	Less than $1